Revenue (Details Narrative) - GBP (£)	Jun. 30, 2022	Dec. 31, 2021
Performance obligations unsatisfied [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to performance obligations	£ 2,855,202	£ 3,844,532